Description of Business and Segmented Disclosures	12 Months Ended
Dec. 31, 2019
Disclosure Of Reportable Segments [Abstract]
Description of Business and Segmented Disclosures

1. DESCRIPTION OF BUSINESS AND SEGMENTED DISCLOSURES

Cenovus Energy Inc. and its subsidiaries, (together “Cenovus” or the “Company”) are in the business of developing, producing and marketing crude oil, natural gas liquids (“NGLs”) and natural gas in Canada with marketing activities and refining operations in the United States (“U.S.”).

Cenovus is incorporated under the “Canada Business Corporations Act” and its shares are listed on the Toronto (“TSX”) and New York (“NYSE”) stock exchanges. The executive and registered office is located at 4100, 225 6 Avenue S.W., Calgary, Alberta, Canada, T2P 1N2. Information on the Company’s basis of preparation for these Consolidated Financial Statements is found in Note 2.

Management has determined the operating segments based on information regularly reviewed for the purposes of decision making, allocating resources and assessing operational performance by Cenovus’s chief operating decision makers. The Company evaluates the financial performance of its operating segments primarily based on operating margin. The Company’s reportable segments are:

•

Oil Sands, which includes the development and production of bitumen in northeast Alberta. Cenovus’s bitumen assets include Foster Creek, Christina Lake and Narrows Lake as well as other projects in the early stages of development. The Company’s interest in certain of its operated oil sands properties, notably Foster Creek, Christina Lake and Narrows Lake, increased from 50 percent to 100 percent on May 17, 2017.

•

Deep Basin, which includes approximately 2.8 million net acres of land primarily in the Elmworth-Wapiti, Kaybob-Edson, and Clearwater operating areas, rich in natural gas and NGLs. The assets reside in Alberta and British Columbia and include interests in numerous natural gas processing facilities. These assets were acquired on May 17, 2017.

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Refining and Marketing, which is responsible for transporting, selling and refining crude oil into petroleum and chemical products. Cenovus jointly owns two refineries in the U.S. with the operator Phillips 66, an unrelated U.S. public company. In addition, Cenovus owns and operates a crude-by-rail terminal in Alberta. This segment coordinates Cenovus’s marketing and transportation initiatives to optimize product mix, delivery points, transportation commitments and customer diversification. The marketing of crude oil and natural gas sourced from Canada, including physical product sales that settle in the U.S., is considered to be undertaken by a Canadian business. U.S. sourced crude oil and natural gas purchases and sales are attributed to the U.S.

•

Corporate and Eliminations, which primarily includes unrealized gains and losses recorded on derivative financial instruments, gains and losses on divestiture of assets, as well as other Cenovus-wide costs for general and administrative, financing activities and research costs. As financial instruments are settled, the realized gains and losses are recorded in the reportable segment to which the derivative instrument relates. Eliminations include adjustments for internal usage of natural gas production between segments, transloading services provided to the Oil Sands segment by the Company’s rail terminal, crude oil production used as feedstock by the Refining and Marketing segment, and unrealized intersegment profits in inventory. Eliminations are recorded at transfer prices based on current market prices. The Corporate and Eliminations segment is attributed to Canada, with the exception of unrealized risk management gains and losses, which have been attributed to the country in which the transacting entity resides.

In 2017, the Company announced its intention to divest of its Conventional segment that included its heavy oil assets at Pelican Lake, the carbon dioxide (“CO2”) enhanced oil recovery project at Weyburn and conventional crude oil, NGLs and natural gas assets in the Suffield and Palliser areas in southern Alberta. As such, the associated results of operations have been reported as a discontinued operation (see Note 11). As at January 5, 2018, all of the Company’s Conventional assets were sold.

The following tabular financial information presents the segmented information first by segment, then by product and geographic location.

A) Results of Operations – Segment and Operational Information

	Oil Sands			Deep Basin			Refining and Marketing
For the years ended December 31,	2019	2018	2017	2019	2018	2017	2019	2018	2017
Revenues
Gross Sales	10,838	10,026	7,362	691	904	555	10,513	11,183	9,852
Less: Royalties	1,143	473	230	29	72	41	-	-	-
	9,695	9,553	7,132	662	832	514	10,513	11,183	9,852
Expenses
Purchased Product	-	-	-	-	-	-	8,844	9,261	8,476
Transportation and Blending	5,152	5,879	3,704	82	90	56	-	-	-
Operating	1,039	1,037	934	337	403	250	948	927	772
Production and Mineral Taxes	-	-	-	1	1	1	-	-	-
(Gain) Loss on Risk Management	23	1,551	307	-	26	-	(16)	(1)	6
Operating Margin	3,481	1,086	2,187	242	312	207	737	996	598
Depreciation, Depletion and Amortization	1,543	1,439	1,230	319	412	331	280	222	215
Exploration Expense	18	6	888	64	2,117	-	-	-	-
Segment Income (Loss)	1,920	(359)	69	(141)	(2,217)	(124)	457	774	383

				Corporate and Eliminations			Consolidated
For the years ended December 31,				2019	2018	2017	2019	2018	2017
Revenues
Gross Sales				(689)	(724)	(455)	21,353	21,389	17,314
Less: Royalties				-	-	-	1,172	545	271
				(689)	(724)	(455)	20,181	20,844	17,043
Expenses
Purchased Product				(417)	(517)	(443)	8,427	8,744	8,033
Transportation and Blending				(50)	(27)	(12)	5,184	5,942	3,748
Operating				(236)	(183)	(7)	2,088	2,184	1,949
Production and Mineral Taxes				-	-	-	1	1	1
(Gain) Loss on Risk Management				149	(1,271)	583	156	305	896
Depreciation, Depletion and Amortization				107	58	62	2,249	2,131	1,838
Exploration Expense				-	-	-	82	2,123	888
Segment Income (Loss)				(242)	1,216	(638)	1,994	(586)	(310)
General and Administrative				336	391	300	336	391	300
Onerous Contract Provisions				(5)	629	8	(5)	629	8
Finance Costs				511	627	645	511	627	645
Interest Income				(12)	(19)	(62)	(12)	(19)	(62)
Foreign Exchange (Gain) Loss, Net				(404)	854	(812)	(404)	854	(812)
Revaluation (Gain)				-	-	(2,555)	-	-	(2,555)
Transaction Costs				-	-	56	-	-	56
Re-measurement of Contingent Payment				164	50	(138)	164	50	(138)
Research Costs				20	25	36	20	25	36
(Gain) Loss on Divestiture of Assets				(2)	795	1	(2)	795	1
Other (Income) Loss, Net				(11)	(12)	(5)	(11)	(12)	(5)
				597	3,340	(2,526)	597	3,340	(2,526)
Earnings (Loss) From Continuing Operations Before Income Tax							1,397	(3,926)	2,216
Income Tax Expense (Recovery)							(797)	(1,010)	(52)
Net Earnings (Loss) From Continuing Operations							2,194	(2,916)	2,268

B) Revenues by Product

For the years ended December 31,	2019	2018	2017
Upstream
Crude Oil	9,790	9,662	7,184
Natural Gas	300	321	235
NGLs	202	333	184
Other	65	69	43
Refined Product	8,291	9,032	7,312
Market Optimization	2,222	2,151	2,540
Corporate and Eliminations	(689)	(724)	(455)
Revenues From Continuing Operations	20,181	20,844	17,043

C) Geographical Information

	Revenues
For the years ended December 31,	2019	2018	2017
Canada	11,799	11,695	9,723
United States	8,382	9,149	7,320
Consolidated	20,181	20,844	17,043

	Non-Current Assets (1)
As at December 31,	2019	2018
Canada	28,336	27,644
United States	4,093	4,175
Consolidated	32,429	31,819
(1)	Includes exploration and evaluation (“E&E”) assets, property, plant and equipment (“PP&E”), right-of-use (“ROU”) assets, other assets and goodwill.

Export Sales

Sales of crude oil, NGLs and natural gas produced or purchased in Canada that have been delivered to customers outside of Canada were $4,002 million (2018 – $2,500 million; 2017 – $1,713 million).

Major Customers

In connection with the marketing and sale of Cenovus’s own and purchased crude oil, NGLs, natural gas and refined products for the year ended December 31, 2019, Cenovus had two customers (2018 – three; 2017 – two) that individually accounted for more than 10 percent of its consolidated gross sales. Sales to these customers, recognized as major international energy companies with investment grade credit ratings, were approximately $6,922 million and $2,316 million, respectively (2018 – $7,840 million, $2,285 million, and $2,263 million; 2017 – $5,655 million, $1,964 million), which are included in all of the Company’s operating segments.

D) Assets by Segment

	E&E Assets		PP&E		ROU Assets
As at December 31,	2019	2018	2019	2018	2019	2018
Oil Sands	703	639	20,924	21,646	768	-
Deep Basin	84	146	2,433	2,482	3	-
Refining and Marketing	-	-	4,131	4,284	77	-
Corporate and Eliminations	-	-	346	286	477	-
Consolidated	787	785	27,834	28,698	1,325	-

	Goodwill		Total Assets
As at December 31,	2019	2018	2019	2018
Oil Sands	2,272	2,272	26,317	25,373
Deep Basin	-	-	2,640	2,742
Refining and Marketing	-	-	5,688	5,621
Corporate and Eliminations	-	-	1,068	1,424
Discontinued Operations	-	-	-	14
Consolidated	2,272	2,272	35,713	35,174

E) Capital Expenditures (1)

For the years ended December 31,	2019	2018	2017
Capital Investment
Oil Sands	706	887	973
Deep Basin	53	211	225
Refining and Marketing	280	208	180
Corporate and Eliminations	137	57	77
Discontinued Operations	-	-	206
	1,176	1,363	1,661
Acquisition Capital
Oil Sands (2)	2	332	11,614
Deep Basin	7	9	6,774
Refining and Marketing	4	-	-
Total Capital Expenditures	1,189	1,704	20,049
(1)	Includes expenditures on PP&E, E&E assets and assets held for sale.
(2)

In connection with the acquisition discussed in Note 9, Cenovus was deemed to have disposed of its pre-existing interest in FCCL Partnership (“FCCL”) and re-acquired it at fair value as required by International Financial Reporting Standard 3, “Business Combinations” (“IFRS 3”), which is not reflected in the table above. The carrying value of the pre-existing interest was $9,081 million and the estimated fair value was $11,605 million as at May 17, 2017.